Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 29.9%
A10 Term Asset Financing 2017-1 LLC, 4.7000%, 3/15/36 (144A)	$600,000	$564,214
Aaset 2019-2 Trust, 6.4130%, 10/16/39 (144A)	4,723,808	2,999,601
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	2,399,000	2,377,431
Aqua Finance Trust 2019-A, 3.1400%, 7/16/40 (144A)	5,825,948	5,941,348
Arroyo Mortgage Trust 2019-2, 4.7600%, 4/25/49 (144A)‡	4,860,000	3,423,849
BBCCRE Trust 2015-GTP, 4.5626%, 8/10/33 (144A)‡	200,000	145,308
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 2.4370%, 3.1416%, 3/15/37 (144A)‡	11,267,000	8,680,412
Benchmark Mortgage Trust 2020-IG1, 3.2447%, 9/15/43	7,100,000	4,233,037
BlueMountain CLO XXIV Ltd,
ICE LIBOR USD 3 Month + 2.7000%, 4.5191%, 4/20/31 (144A)‡	9,250,000	7,733,925
BlueMountain CLO XXVI Ltd,
ICE LIBOR USD 3 Month + 2.9000%, 4.7256%, 10/20/32 (144A)‡	8,000,000	6,950,400
Business Jet Securities LLC, 6.9480%, 7/15/34 (144A)	5,289,276	3,059,094
Business Jet Securities LLC 2017-1, 7.7480%, 2/15/33 (144A)	1,051,564	759,155
BX Commercial Mortgage Trust 2018-BIOA,
ICE LIBOR USD 1 Month + 1.9511%, 2.6557%, 3/15/37 (144A)‡	3,700,000	2,960,000
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 1.7000%, 2.4046%, 11/15/35 (144A)‡	4,053,000	3,695,346
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.0000%, 2.7046%, 10/15/36 (144A)‡	2,770,662	2,384,665
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.3000%, 3.0046%, 10/15/36 (144A)‡	23,540,114	19,735,140
BX Commercial Mortgage Trust 2020-BXLP,
ICE LIBOR USD 1 Month + 2.0000%, 2.7046%, 12/15/36 (144A)‡	12,460,000	10,884,588
BX Commercial Mortgage Trust 2020-BXLP,
ICE LIBOR USD 1 Month + 2.5000%, 3.2046%, 12/15/36 (144A)‡	2,000,000	1,568,752
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	3,509,000	2,525,595
Carlyle Global Market Strategies CLO 2015-5 Ltd,
ICE LIBOR USD 3 Month + 3.7500%, 5.5691%, 1/20/32 (144A)‡	5,000,000	3,776,000
Carlyle US CLO 2019-4 LTD,
ICE LIBOR USD 3 Month + 2.7000%, 4.5782%, 1/15/33 (144A)‡	5,000,000	4,255,000
Carvana Auto Receivables Trust 2019-1, 5.6400%, 1/15/26 (144A)	6,000,000	4,355,370
Carvana Auto Receivables Trust 2019-2, 0%, 4/15/26 (144A)‡,¤	445,000,000	6,497,000
Carvana Auto Receivables Trust 2019-4, 0%, 10/15/26 (144A)‡	279,807,692	5,232,404
Castlelake Aircraft Securitization Trust 2016-1, 6.1500%, 8/15/41	1,428,157	1,429,942
Castlelake Aircraft Securitization Trust 2018-1, 0%, 6/15/43 (144A)‡	1,000,000	850,000
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43 (144A)	3,830,196	2,264,826
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.0000%, 2.7046%, 11/15/36 (144A)‡	4,788,000	3,745,495
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.5500%, 3.2546%, 11/15/36 (144A)‡	4,900,000	3,468,571
CIFC Funding 2016-I Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 4.6191%, 10/21/31 (144A)‡	6,750,000	5,805,000
CIFC Funding 2019-VI Ltd,
ICE LIBOR USD 3 Month + 2.7000%, 4.6070%, 1/16/33 (144A)‡	5,500,000	4,682,700
Citigroup Commercial Mortgage Trust 2018-C5, 0.5986%, 6/10/51‡,¤	41,158,411	1,756,579
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 3.2466%, 8/25/31 (144A)‡	9,076,574	7,310,487
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 3.0966%, 9/25/31 (144A)‡	11,889,595	8,676,687
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 7/25/39 (144A)‡	5,933,013	4,787,361
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 4.1000%, 5.0466%, 7/25/39 (144A)‡	10,750,000	6,117,038
Connecticut Avenue Securities Trust 2019-R06,
ICE LIBOR USD 1 Month + 2.1000%, 3.0466%, 9/25/39 (144A)‡	14,631,324	10,979,651
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 3.4000%, 4.3466%, 10/25/39 (144A)‡	6,528,714	3,593,307
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 1/25/40 (144A)‡	8,075,000	5,920,789
Conn's Receivables Funding 2019-A LLC, 4.3600%, 10/16/23 (144A)	2,900,000	2,813,403
Conn's Receivables Funding 2019-A LLC, 5.2900%, 10/16/23 (144A)	2,900,000	2,786,779
Conn's Receivables Funding 2019-B LLC, 4.6000%, 6/17/24 (144A)	5,000,000	3,031,324
CSMC 2017-HD Trust,
ICE LIBOR USD 1 Month + 3.6500%, 4.3546%, 2/15/31 (144A)‡	500,000	446,511
Driven Brands Funding LLC, 4.6410%, 4/20/49 (144A)	9,333,984	8,940,064
Driven Brands Funding LLC, 3.9810%, 10/20/49 (144A)	9,618,967	8,869,374
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	3,701,656	2,926,927
Exeter Automobile Receivables Trust 2018-4, 5.3800%, 7/15/25 (144A)	2,370,000	2,156,384

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	$1,920,000	$1,774,923
Exeter Automobile Receivables Trust 2019-3, 4.0000%, 8/17/26 (144A)	4,000,000	3,510,320
Exeter Automobile Receivables Trust 2020-1A E, 3.7400%, 1/15/27 (144A)	3,000,000	2,544,255
ExteNet Issuer LLC, 5.2190%, 7/26/49 (144A)	2,000,000	1,705,036
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 3/25/31‡	10,093,588	8,470,268
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 55.0000%, 37.6076%, 10/25/40‡	588,203	2,826,108
Fannie Mae REMICS, 3.0000%, 5/25/48	31,422	32,813
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0500%, 5.1034%, 8/25/48‡,¤	15,063,052	2,615,429
First Investors Auto Owner Trust 2018-1, 7.1600%, 8/15/25 (144A)	6,026,000	5,907,684
Foursight Capital Auto Receivables Trust 2020-1 E, 3.4900%, 4/15/26 (144A)	1,340,000	1,291,236
Foursight Capital Auto Receivables Trust 2020-1 F, 4.6200%, 6/15/27 (144A)	1,250,000	1,000,939
Freddie Mac Multifamily Structured Pass Through Certificates,
0.0428%, 7/25/28‡,¤	65,956,000	471,066
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 2.3000%, 3.2466%, 1/25/50 (144A)‡	1,751,445	584,058
FREMF 2018-KBX1 Mortgage Trust, 3.5761%, 1/25/26 (144A)‡	16,084,000	13,628,596
FREMF 2018-KF45 Mortgage Trust,
ICE LIBOR USD 1 Month + 1.9500%, 3.4653%, 3/25/25 (144A)‡	1,210,493	1,086,261
FREMF 2019-KF72 Mortgage Trust,
ICE LIBOR USD 1 Month + 2.1000%, 3.6153%, 11/25/26 (144A)‡	5,287,385	4,684,937
Golden Tree Loan Management US CLO1 Ltd,
ICE LIBOR USD 3 Month + 2.6500%, 4.2958%, 4/20/29 (144A)‡	12,000,000	9,207,600
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.5500%, 4.7771%, 1/20/44‡,¤	846,207	154,325
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.1500%, 5.4454%, 10/16/55‡,¤	1,315,515	295,158
Government National Mortgage Association, 0.4788%, 1/16/60‡,¤	27,995,998	1,324,449
Great Wolf Trust,
ICE LIBOR USD 1 Month + 2.7320%, 3.4366%, 12/15/36 (144A)‡	13,500,000	10,800,000
Great Wolf Trust,
ICE LIBOR USD 1 Month + 3.1310%, 3.8356%, 12/15/36 (144A)‡	3,899,000	2,924,250
GS Mortgage Securities Trust 2020-UPTN E, 3.2460%, 2/10/37 (144A)‡	3,000,000	2,428,141
GS Mortgage Securities Trust 2020-UPTN F, 3.2460%, 2/10/37 (144A)‡	2,500,000	1,752,271
Hertz Fleet Lease Funding LP, 5.5500%, 5/10/32 (144A)	2,870,000	2,902,556
Hertz Fleet Lease Funding LP, 4.6200%, 1/10/33 (144A)	2,562,000	2,561,188
InSite Issuer LLC, 6.1150%, 12/15/48 (144A)	2,110,169	1,727,884
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	10,876,588	10,805,342
Jack in the Box Funding, LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	5,506,200	5,390,823
Jersey Mike's Funding, 4.4330%, 2/15/50 (144A)	16,500,000	16,004,681
KNDL 2019-KNSQ Mortgage Trust,
ICE LIBOR USD 1 Month + 2.0000%, 2.7046%, 5/15/36 (144A)‡	2,000,000	1,561,285
LoanMe Trust SBL 2019-1, 5.2500%, 8/15/30 (144A)	1,634,126	1,576,100
LoanMe Trust SBL 2019-1, 10.0000%, 8/15/30 (144A)Ç	5,800,000	5,858,000
Madison Park Funding Ltd,
ICE LIBOR USD 3 Month + 3.5000%, 5.1582%, 1/15/33 (144A)‡	17,000,000	11,850,700
Magnetite XXII Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 5.4813%, 4/15/31 (144A)‡	3,250,000	2,489,500
Mello Warehouse Securitization Trust 2019-1,
ICE LIBOR USD 1 Month + 2.3500%, 3.2966%, 6/25/52 (144A)‡	9,010,000	9,010,000
Mello Warehouse Securitization Trust 2019-2,
ICE LIBOR USD 1 Month + 2.4000%, 3.3466%, 11/25/52 (144A)‡	8,020,000	7,597,749
MMFL Re-REMIC Trust 2019-1,
ICE LIBOR USD 1 Month + 1.4000%, 2.3466%, 1/28/24 (144A)‡	5,893,513	5,685,920
MMFL Re-REMIC Trust 2019-1,
ICE LIBOR USD 1 Month + 3.7500%, 4.6966%, 12/28/26 (144A)‡	10,000,000	7,032,843
MRCD 2019-MARK Mortgage Trust, 2.7175%, 12/15/36 (144A)	11,000,000	8,864,257
MRCD 2019-MARK Mortgage Trust, 2.7175%, 12/15/36 (144A)	10,000,000	7,608,116
Neuberger Berman CLO Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 4.4158%, 4/22/29 (144A)‡	6,000,000	4,393,200
Neuberger Berman CLO Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 4.4158%, 1/28/30 (144A)‡	6,000,000	4,237,200
New Residential Mortgage Loan Trust 2019-NQM2, 4.2671%, 4/25/49 (144A)‡	1,828,000	1,585,591
Oasis Securitisation, 3.8196%, 1/15/32 (144A)	5,000,000	4,969,607
OCP CLO Ltd, ICE LIBOR USD 3 Month + 3.0000%, 4.8009%, 4/24/29 (144A)‡	6,000,000	4,675,800
Octagon Investment Partners 40 Ltd,
ICE LIBOR USD 3 Month + 3.8000%, 5.6191%, 4/20/31 (144A)‡	5,000,000	3,687,000
Octagon Investment Partners 41 Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 5.4813%, 4/15/31 (144A)‡	2,750,000	2,038,575
Octagon Investment Partners XXI Ltd,
ICE LIBOR USD 3 Month + 3.9500%, 5.6538%, 2/14/31 (144A)‡	2,750,000	2,062,775
OneMain Direct Auto Receivables Trust 2019-1, 4.6800%, 4/14/31 (144A)	6,752,000	5,559,570
Palmer Square Loan Funding 2019-4 Ltd,
ICE LIBOR USD 3 Month + 3.2500%, 5.1860%, 10/24/27 (144A)‡	4,750,000	3,855,100

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Palmer Square Loan Funding 2020-2 Ltd,
ICE LIBOR USD 3 Month + 3.0000%, , 4/20/28 (144A)‡	$7,000,000		$5,249,993
Pawnee Equipment Receivables Series 2019-1 LLC, 3.8000%, 1/15/26 (144A)	4,367,000		4,316,203
Perimeter Master Note Business Trust, 4.2300%, 5/15/24 (144A)	5,000,000		4,835,799
Perimeter Master Note Business Trust, 5.2100%, 5/15/24 (144A)	2,250,000		2,208,133
Planet Fitness Master Issuer LLC, 3.8580%, 12/5/49 (144A)	4,161,570		3,554,016
PRIMA Capital Ltd, 4.2500%, 12/25/50 (144A)	8,500,000		8,856,226
Project Silver, 0%, 3/15/44 (144A)‡	1,500,000		743,395
Project Silver, 6.9000%, 7/15/44 (144A)	904,762		497,467
Prosper Marketplace Issuance Trust 2018-2A, 5.5000%, 10/15/24 (144A)	14,024,000		14,123,060
Prosper Pass-Thru Trust II Series 2019-St1, 0%, 7/15/25 (144A)	27,406,764		6,100,746
PRPM 2019-3 LLC, 4.4580%, 7/25/24 (144A)Ç	7,335,000		6,392,399
PRPM 2019-4 LLC, 4.6540%, 11/25/24 (144A)Ç	7,000,000		6,019,754
PRPM 2019-GS1, 4.7500%, 10/25/24 (144A)‡	4,579,359		4,573,778
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	12,076,954		9,053,456
Santander Drive Auto Receivables Trust 2019-2, 3.2200%, 7/15/25	5,000,000		4,650,891
Santander Prime Auto Issuance Notes Trust 2018-A, 6.8000%, 9/15/25 (144A)	4,082,177		3,963,569
Sequoia Mortgage Trust 2018-8, 0.3042%, 11/25/48 (144A)‡,¤	217,155,908		971,034
Shackleton CLO Ltd,
ICE LIBOR USD 3 Month + 3.3000%, 5.1191%, 4/20/29 (144A)‡	5,000,000		3,650,000
Sierra Timeshare 2019-1 Receivables Funding LLC, 4.7500%, 1/20/36 (144A)	1,724,296		1,693,464
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	5,135,720		5,026,237
SoFi Consumer Loan Program 2019-1 Trust, 4.4200%, 2/25/28 (144A)	3,360,000		3,506,350
SoFi Consumer Loan Program 2019-2 Trust, 4.2000%, 4/25/28 (144A)	1,900,000		1,990,937
SoFi Professional Loan Program 2017-E LLC, 0%, 11/26/40 (144A)	25,000		1,238,000
SoFi Professional Loan Program 2017-F LLC, 0%, 1/25/41 (144A)	35,000		1,895,425
SoFi Professional Loan Program 2018-C Trust, 0%, 1/25/48 (144A)	58,000		2,654,660
SoFi Professional Loan Program 2018-D Trust, 0%, 2/25/48 (144A)	76,000		2,080,120
SoFi Professional Loan Program 2019-B Trust, 0%, 8/17/48 (144A)	70,900		2,578,633
SoFi Professional Loan Program 2020-A Trust, 0%, 5/15/46 (144A)	34,000		2,111,740
Sprite 2017-1 Ltd, 6.9000%, 12/15/37 (144A)	3,617,337		2,476,290
START Ireland, 0%, 3/15/44 (144A)‡	1,500,000		1,496,250
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.6000%, 2.5466%, 8/25/52 (144A)‡	11,830,000		11,665,396
Tesla Auto Lease Trust 2019-A, 5.4800%, 5/22/23 (144A)	1,500,000		1,419,282
THL Credit Wind River 2019-2 Clo Ltd, 4.5011%, 1/15/33 (144A)	1,500,000		1,268,550
Thunderbolt II Aircraft Lease Ltd, 0%, 9/15/38 (144A)	10		1,350,000
Thunderbolt III Aircraft Lease Ltd, 0%, 11/15/39 (144A)‡	5,000,000		5,000,000
United Auto Credit Securitization Trust 2019-1, 4.2900%, 8/12/24 (144A)	2,000,000		1,502,007
Upstart Securitization Trust, 4.7830%, 9/20/29 (144A)	13,032,000		7,873,970
Upstart Securitization Trust 2018-1, 6.1470%, 8/20/25 (144A)	4,000,000		3,600,720
Upstart Securitization Trust 2019-3, 5.3810%, 1/21/30 (144A)	10,000,000		6,003,708
Upstart Securitization Trust 2019-3, 0%, 1/21/30 (144A)	8,250		4,149,527
VB-S1 Issuer LLC, 5.2500%, 2/15/48 (144A)	664,000		555,836
Verus Securitization Trust 2018-INV1, 5.6480%, 3/25/58 (144A)‡	2,600,000		2,004,702
Verus Securitization Trust 2019-1, 4.4610%, 2/25/59 (144A)‡	3,024,000		2,633,161
Vx Cargo 2018-1 Trust, 5.4380%, 12/15/33 (144A)	4,473,206		4,559,350
Westlake Automobile Receivables Trust 2018-2, 6.0400%, 1/15/25 (144A)	2,600,000		2,619,274
Westlake Automobile Receivables Trust 2019-1, 5.6700%, 2/17/26 (144A)	2,000,000		1,481,984
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45 (144A)	11,400,000		5,889,197
Willis Engine Securitization Trust 2020-A C, 6.6570%, 3/15/45 (144A)	2,500,000		1,214,281
Z Capital Credit Partners CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 2.4500%, 4.2926%, 1/16/31 (144A)‡	1,250,000		1,128,375
Z Capital Credit Partners CLO 2018-1A A2 Ltd,
ICE LIBOR USD 3 Month + 1.5600%, 3.4026%, 1/16/31 (144A)‡	3,090,000		2,912,634
Z Capital Credit Partners CLO 2019-1 Ltd,
ICE LIBOR USD 3 Month + 1.6400%, 3.4826%, 7/16/31 (144A)‡	12,750,000		12,289,725
Z Capital Credit Partners CLO 2019-1 Ltd,
ICE LIBOR USD 3 Month + 2.7000%, 4.5426%, 7/16/31 (144A)‡	4,000,000		3,624,000
Zephyrus Capital Aviation Partners 2018-1 Ltd, 4.6050%, 10/15/38 (144A)	1,393,015		1,420,875
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $780,935,736)			649,382,897
Bank Loans and Mezzanine Loans – 7.9%
Basic Industry – 0.3%
Al Convoy Luxembourg, 5.1534%, 1/18/27ƒ,‡	3,000,000		2,655,000
PQ Corp, 3.9095%, 2/7/27ƒ,‡	3,000,000		2,752,500
Rohm Holding GmbH, 6.6619%, 7/31/26‡	2,286,000		1,565,910
			6,973,410
Biotechnology – 0.2%
Grifols SA, 0%, 11/15/27ƒ,‡	3,950,000	EUR	4,195,549
Capital Goods – 0.7%
DynCorp International Inc,
ICE LIBOR USD 1 Month + 6.0000%, 7.0000%, 8/18/25‡	8,761,100		7,227,907
Mauser Packaging Solutions Holding Co,
ICE LIBOR USD 3 Month + 3.2500%, 5.0840%, 4/3/24‡	5,655,995		4,584,919

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans – (continued)
Capital Goods – (continued)
Tamko Building Products Inc,
ICE LIBOR USD 1 Month + 3.2500%, 4.2411%, 5/29/26‡	$4,091,745		$3,805,323
			15,618,149
Communications – 0.9%
Entravision Communications Corp,
ICE LIBOR USD 1 Month + 2.7500%, 3.7394%, 11/29/24‡	1,496,048		1,196,838
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 3.5000%, 2/1/24ƒ,‡	6,184,565		5,491,028
GCI Holdings LLC, ICE LIBOR USD 1 Month + 2.5000%, 3.2394%, 2/2/22‡	3,621,601		3,078,361
Lions Gate Capital Holdings LLC,
ICE LIBOR USD 1 Month + 1.7500%, 2.7394%, 3/22/23‡	6,914,709		6,131,065
Traviata BV, 0%, 12/18/26ƒ,‡	4,500,000	EUR	4,018,965
Virgin Media SFA Finance Ltd,
ICE LIBOR USD 1 Month + 3.2500%, 3.5034%, 11/15/27‡	550,000	GBP	624,453
			20,540,710
Consumer Cyclical – 2.4%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 1 Month + 8.0000%, 9.5000%, 8/9/25‡	9,683,813		7,843,889
Boardriders Inc, ICE LIBOR USD 3 Month + 6.5000%, 8.2771%, 4/23/24‡	4,836,638		3,452,150
Golden Nugget Inc, ICE LIBOR USD 3 Month + 2.5000%, 3.5841%, 10/4/23‡	1,690,000		1,309,750
Grizzly Finco, ICE LIBOR USD 3 Month + 3.2500%, 4.6834%, 10/1/25‡	2,962,500		2,259,528
Loire Finco Luxembourg, 3.2500%, 1/22/27‡	2,660,000	EUR	2,463,642
Loire Finco Luxembourg, 5.1493%, 1/24/27ƒ,‡	11,590,000		9,967,400
Mohegan Gaming & Entertainment,
ICE LIBOR USD 1 Month + 4.1250%, 5.1144%, 10/13/21‡	8,099,925		6,101,917
Playtika Holding Corp, ICE LIBOR USD 3 Month + 6.0000%, 7.0720%, 12/10/24‡	6,768,000		6,282,937
Spectacle Gary Holdings LLC,
ICE LIBOR USD 1 Month + 11.0000%, 11.0000%, 12/23/25‡	232,140		192,676
Spectacle Gary Holdings LLC,
ICE LIBOR USD 3 Month + 9.0000%, 11.0000%, 12/23/25‡	3,203,535		2,658,934
Tacala Investment Corp, ICE LIBOR USD 1 Month + 3.5000%, 4.4894%, 2/5/27‡	7,134,375		5,648,070
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 8.4894%, 2/4/28‡	3,804,769		2,858,333
			51,039,226
Consumer Non-Cyclical – 1.9%
Bellring Brands LLC, ICE LIBOR USD 1 Month + 5.0000%, 6.0000%, 10/21/24‡	6,000,000		5,595,000
Change Healthcare Holdings LLC,
ICE LIBOR USD 1 Month + 2.5000%, 3.4978%, 3/1/24‡	4,191,955		3,940,438
Chobani LLC, ICE LIBOR USD 1 Month + 3.5000%, 4.5000%, 10/10/23‡	5,760,150		5,112,133
CryoLife Inc, ICE LIBOR USD 3 Month + 3.2500%, 4.7001%, 12/2/24‡	3,302,228		2,806,894
FC Compassus LLC, ICE LIBOR USD 3 Month + 5.0000%, 6.0720%, 12/31/26‡	9,899,393		8,414,484
Froneri Lux FinCo SARL, 2.6250%, 1/29/27ƒ,‡	2,620,000	EUR	2,725,095
Jaguar Holding Co II, ICE LIBOR USD 1 Month + 2.5000%, 3.5000%, 8/18/22‡	5,186,423		4,936,386
Lannett Co Inc, ICE LIBOR USD 1 Month + 5.3750%, 6.3750%, 11/25/22‡	6,147,942		5,410,189
Surgery Center Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 4.2500%, 9/2/24‡	2,716,000		2,069,592
			41,010,211
Energy – 0%
PowerTeam Services LLC, ICE LIBOR USD 3 Month + 7.2500%, 8.7001%, 3/6/26‡	850,000		658,750
Insurance – 0.3%
HUB International Ltd, ICE LIBOR USD 3 Month + 2.7500%, 4.5435%, 4/25/25‡	5,785,316		5,374,559
USI Inc/NY, 0%, 12/2/26ƒ,‡	1,691,000		1,510,621
			6,885,180
Technology – 1.0%
Camelot Finance SA, ICE LIBOR USD 1 Month + 3.2500%, 4.2394%, 10/30/26‡	5,380,000		5,057,200
Excelitas Technologies , ICE LIBOR USD 3 Month + 7.5000%, 9.4084%, 12/1/25‡	1,350,000		1,024,313
Helios Software Holdings Inc,
ICE LIBOR USD 3 Month + 4.2500%, 5.3220%, 10/24/25‡	5,800,000		4,891,314
II-VI Inc, ICE LIBOR USD 1 Month + 3.5000%, 4.4894%, 9/24/26‡	5,612,066		4,620,582
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 4.2394%, 10/1/25‡	5,363,618		5,126,707
			20,720,116
Transportation – 0.2%
Hanjin International Corp,
ICE LIBOR USD 1 Month + 2.5000%, 3.4894%, 10/19/20‡	4,805,000		3,747,900
Total Bank Loans and Mezzanine Loans (cost $198,842,925)			171,389,201
Corporate Bonds – 42.2%
Banking – 2.5%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	5,700,000		5,643,000
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	8,059,000		8,179,885
BNP Paribas SA, US Treasury Yield Curve Rate + 2.9440%, 4.5000% (144A)‡,µ	9,560,000		7,361,200
CIT Group Inc, 4.7500%, 2/16/24	7,785,000		7,609,837
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,#,µ	9,973,000		9,661,344
Synchrony Financial, 4.3750%, 3/19/24	1,229,000		1,217,128

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Banking – (continued)
Synchrony Financial, 3.9500%, 12/1/27	$689,000		$612,777
Synchrony Financial, 5.1500%, 3/19/29	4,935,000		4,887,523
Wells Fargo & Co, ICE LIBOR USD 3 Month + 3.9900%, 5.8750%‡,µ	9,795,000		9,941,925
			55,114,619
Basic Industry – 6.2%
Albemarle Wodgina Pty Ltd, 3.4500%, 11/15/29 (144A)	10,146,000		9,957,101
Aleris International Inc, 10.7500%, 7/15/23 (144A)	12,204,000		11,837,880
Allegheny Technologies Inc, 7.8750%, 8/15/23	5,636,000		5,437,106
Allegheny Technologies Inc, 5.8750%, 12/1/27	11,983,000		9,975,847
Anglo American Capital PLC, 5.3750%, 4/1/25 (144A)	10,684,000		10,796,241
Arconic Rolled Products, 6.1250%, 2/15/28 (144A)	9,128,000		9,333,380
Ashland Services BV, 2.0000%, 1/30/28 (144A)	2,260,000	EUR	2,161,696
Atotech Alpha 2 BV, 8.7500%, 6/1/23 (144A)	9,750,000		8,775,000
Braskem Netherlands Finance BV, 4.5000%, 1/31/30	5,688,000		4,430,952
CSN Islands XI Corp, 6.7500%, 1/28/28 (144A)	7,343,000		4,703,118
Ecolab Inc, 4.8000%, 3/24/30	726,000		826,500
Element Solutions Inc, 5.8750%, 12/1/25 (144A)	1,633,000		1,600,340
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	11,509,000		9,854,581
First Quantum Minerals Ltd, 6.8750%, 3/1/26 (144A)	4,307,000		3,456,367
Freeport-McMoRan Inc, 3.5500%, 3/1/22	12,459,000		11,952,168
Glencore Funding LLC, 4.1250%, 3/12/24 (144A)	3,722,000		3,421,989
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	10,068,000		8,759,160
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)	3,398,000		2,701,410
Novelis Corp, 4.7500%, 1/30/30 (144A)	8,940,000		7,956,600
OCI NV, 5.2500%, 11/1/24 (144A)	2,769,000		2,381,340
Univar Solutions USA Inc, 5.1250%, 12/1/27 (144A)	4,116,000		3,745,560
			134,064,336
Brokerage – 0.1%
Ameriprise Financial Inc, 3.0000%, 4/2/25	1,700,000		1,692,809
Capital Goods – 2.8%
ARD Finance SA, 5.0000%, 6/30/27	7,400,000	EUR	6,282,596
ARD Finance SA, 5.0000%, 6/30/27 (144A)	2,000,000	EUR	1,697,999
BWAY Holding Co, 7.2500%, 4/15/25 (144A)	3,816,000		2,890,849
Huntington Ingalls Industries Inc, 3.8440%, 5/1/25 (144A)	4,543,000		4,677,686
Huntington Ingalls Industries Inc, 4.2000%, 5/1/30 (144A)	3,001,000		3,107,015
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	6,413,000		5,899,960
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	8,928,000		8,325,360
Standard Industries Inc/NJ, 2.2500%, 11/21/26 (144A)	8,980,000	EUR	8,023,628
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	6,162,000		6,192,810
Victoria PLC, 5.2500%, 7/15/24 (144A)	14,115,000	EUR	11,516,732
Wabtec Corp, 4.9500%, 9/15/28	3,330,000		3,062,733
Zekelman Industries Inc, 9.8750%, 6/15/23 (144A)	502,000		486,940
			62,164,308
Communications – 5.2%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	6,822,000		6,037,470
Altice France Holding SA, 6.0000%, 2/15/28 (144A)	3,750,000		3,298,800
AT&T INC, EURIBOR ICE SWAP Rate + 3.1400%, 2.8750%‡,µ	5,300,000	EUR	5,229,232
Block Communications Inc, 4.8750%, 3/1/28 (144A)	7,120,000		6,621,600
CCO Holdings LLC / CCO Holdings Capital Corp, 5.8750%, 4/1/24 (144A)	4,827,000		4,935,607
CCO Holdings LLC / CCO Holdings Capital Corp, 5.5000%, 5/1/26 (144A)	2,536,000		2,567,954
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	11,422,000		11,193,560
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32 (144A)	9,623,000		9,384,350
Crown Castle International Corp, 3.3000%, 7/1/30	2,073,000		2,055,981
Crown Castle International Corp, 4.1500%, 7/1/50	2,154,000		2,130,306
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	10,901,000		11,614,143
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	7,847,000		7,913,386
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	3,550,000		2,884,446
GCI LLC, 6.8750%, 4/15/25	1,724,000		1,706,760
Globo Comunicacao e Participacoes SA, 4.8750%, 1/22/30 (144A)	1,250,000		1,068,125
Lamar Media Corp, 5.0000%, 5/1/23	1,879,000		1,860,210
Level 3 Financing Inc, 3.4000%, 3/1/27 (144A)	2,667,000		2,538,584
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	5,000,000		4,692,700
Liberty Interactive LLC, 8.5000%, 7/15/29	9,616,000		7,163,920
Omnicom Group Inc, 4.2000%, 6/1/30	6,414,000		6,614,049
Sable International Finance Ltd, 5.7500%, 9/7/27 (144A)	2,955,000		2,659,500
Terrier Media Buyer Inc, 8.8750%, 12/15/27 (144A)	4,432,000		3,722,880
T-Mobile USA Inc, 6.5000%, 1/15/24	2,037,000		2,067,555
Ziggo BV, 5.1250%, 2/28/30 (144A)	4,548,000		4,457,040
			114,418,158
Consumer Cyclical – 6.7%
1011778 BC ULC / New Red Finance Inc, 4.2500%, 5/15/24 (144A)	12,002,000		11,971,875
American Axle & Manufacturing Inc, 6.6250%, 10/15/22	2,603,000		2,160,490

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
China Evergrande Group, 8.0000%, 6/27/20	$3,600,000		$3,492,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	6,589,000		5,271,200
eG Global Finance PLC, 6.7500%, 2/7/25 (144A)	3,488,000		2,860,160
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	9,279,000		8,072,730
Ford Motor Credit Co LLC, 3.3500%, 11/1/22	3,319,000		3,053,480
Ford Motor Credit Co LLC, 3.0870%, 1/9/23	2,642,000		2,377,800
Forestar Group Inc, 5.0000%, 3/1/28 (144A)	6,032,000		5,008,792
General Motors Financial Co Inc, 3.2000%, 7/6/21	4,340,000		4,144,309
General Motors Financial Co Inc, 2.9000%, 2/26/25	5,271,000		4,555,782
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	1,906,000		1,689,478
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	2,313,000		1,944,770
Golden Entertainment Inc, 7.6250%, 4/15/26 (144A)	5,931,000		3,914,460
Golden Nugget Inc, 6.7500%, 10/15/24 (144A)	1,977,000		1,245,293
Golden Nugget Inc, 8.7500%, 10/1/25 (144A)	3,641,000		1,879,666
Home Depot Inc, 2.7000%, 4/15/30	4,292,000		4,374,130
IHO Verwaltungs GmbH, 3.8750%, 5/15/27 (144A)	8,638,149	EUR	7,238,539
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	2,500,000		2,626,019
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.2500%, 6/1/26 (144A)	12,724,000		12,706,186
Mohegan Gaming & Entertainment, 7.8750%, 10/15/24 (144A)#	10,336,000		7,648,640
Scientific Games International Inc, 7.0000%, 5/15/28 (144A)	6,784,000		4,172,160
Seazen Group Ltd, 6.5000%, 9/12/20	3,730,000		3,599,482
Six Flags Entertainment Corp, 5.5000%, 4/15/27 (144A)	3,839,000		3,234,357
Station Casinos LLC, 4.5000%, 2/15/28 (144A)	8,427,000		6,825,870
Target Corp, 2.6500%, 9/15/30	1,968,000		2,015,045
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	7,420,000		5,565,000
Visa Inc, 2.0500%, 4/15/30	9,497,000		9,483,229
Visa Inc, 2.7000%, 4/15/40	3,094,000		3,082,958
Wendy's International LLC, 7.0000%, 12/15/25	5,841,000		5,811,795
Yum! Brands Inc, 3.8750%, 11/1/20	3,191,000		3,143,135
			145,168,830
Consumer Non-Cyclical – 7.7%
AbbVie Inc, 2.9500%, 11/21/26 (144A)	5,356,000		5,457,000
AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	3,572,000		3,384,317
Aramark Services Inc, 5.0000%, 2/1/28 (144A)#	8,309,000		7,732,522
Bausch Health Cos Inc, 5.5000%, 11/1/25 (144A)	6,259,000		6,323,468
CHS/Community Health Systems Inc, 6.6250%, 2/15/25 (144A)	5,541,000		5,125,425
Cigna Corp, 2.4000%, 3/15/30	3,576,000		3,382,646
Conagra Brands Inc, 4.8500%, 11/1/28	3,393,000		3,636,283
CVS Health Corp, 3.7500%, 4/1/30	14,000,000		14,485,645
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	8,957,000		7,076,030
Elanco Animal Health Inc, 5.6500%, 8/28/28Ç	8,439,000		8,905,690
General Mills Inc, 2.8750%, 4/15/30	1,784,000		1,780,432
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	8,541,000		6,363,045
Hasbro Inc, 3.5500%, 11/19/26	5,048,000		4,816,798
Hasbro Inc, 3.9000%, 11/19/29	15,725,000		14,163,037
HCA Inc, 4.1250%, 6/15/29	10,834,000		10,911,415
HCA Inc, 3.5000%, 9/1/30	8,346,000		7,577,179
HLF Financing Sarl LLC / Herbalife International Inc,
7.2500%, 8/15/26 (144A)	7,654,000		6,505,900
Kraft Heinz Foods Co, 3.7500%, 4/1/30 (144A)	5,095,000		4,859,368
Mylan Inc, 4.5500%, 4/15/28	7,297,000		7,143,799
NBM US Holdings Inc, 6.6250%, 8/6/29 (144A)	3,138,000		2,824,200
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
7.2500%, 2/1/28 (144A)	1,773,000		1,524,603
Safeway Inc , 3.9500%, 8/15/20	3,272,000		3,210,650
Sysco Corp, 5.9500%, 4/1/30	11,344,000		11,945,095
Tenet Healthcare Corp, 6.8750%, 11/15/31	3,354,000		2,817,360
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	5,902,000		5,385,516
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	7,797,000		6,567,803
Valvoline Inc, 4.2500%, 2/15/30 (144A)	3,783,000		3,518,190
			167,423,416
Electric – 2.5%
AEP Transmission Co LLC, 3.6500%, 4/1/50	2,069,000		2,134,161
Ameren Corp, 3.5000%, 1/15/31	3,149,000		3,157,577
Black Hills Corp, 3.0500%, 10/15/29	4,809,000		4,617,666
Calpine Corp, 5.1250%, 3/15/28 (144A)	6,908,000		6,355,360
Duke Energy Florida LLC, 2.5000%, 12/1/29	7,889,000		7,753,229
Edison International, 4.9500%, 4/15/25	5,242,000		5,229,891
Exelon Corp, 4.7000%, 4/15/50	10,751,000		11,229,929
Oncor Electric Delivery Co LLC, 3.7000%, 5/15/50 (144A)	5,014,000		5,921,186
Vistra Operations Co LLC, 5.0000%, 7/31/27 (144A)	1,593,000		1,616,895

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Electric – (continued)
Xcel Energy Inc, 3.4000%, 6/1/30	$6,414,000		$6,501,359
			54,517,253
Energy – 1.6%
Antero Resources Corp, 5.3750%, 11/1/21	3,158,000		2,297,445
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 (144A)	4,102,000		3,067,616
DCP Midstream Operating LP, 5.6000%, 4/1/44	2,517,000		1,114,226
Energy Transfer Operating LP, 2.9000%, 5/15/25	1,804,000		1,523,276
Energy Transfer Operating LP, 3.7500%, 5/15/30	5,504,000		4,310,982
EnLink Midstream LLC, 5.3750%, 6/1/29#	5,723,000		2,975,960
EQM Midstream Partners LP, 5.5000%, 7/15/28	1,750,000		972,475
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	6,687,000		4,699,624
NGPL PipeCo LLC, 7.7680%, 12/15/37 (144A)	1,812,000		1,805,272
QEP Resources Inc, 6.8750%, 3/1/21	3,949,000		2,013,990
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
4.7500%, 10/1/23 (144A)	1,938,000		1,196,831
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 9/1/27	9,314,000		5,774,680
Western Midstream Operating LP, 4.0500%, 2/1/30	2,414,000		1,062,466
Western Midstream Operating LP, 5.2500%, 2/1/50	3,253,000		1,334,173
			34,149,016
Finance Companies – 0.3%
Global Aircraft Leasing Co Ltd, 6.5000%, 9/15/24 (144A)	7,655,000		4,929,820
Springleaf Finance Corp, 6.8750%, 3/15/25	1,362,000		1,371,697
			6,301,517
Financial Institutions – 1.1%
Banco La Hipotecaria SA, 4.1250%, 12/15/24 (144A)	5,000,000		4,850,000
CPI Property Group SA, 4.7500%, 3/8/23	5,366,000		5,575,274
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	5,589,000	EUR	5,379,441
Vivion Investments Sarl, 3.0000%, 8/8/24	8,800,000	EUR	7,584,524
			23,389,239
Industrial – 0.4%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	5,000,000		4,532,800
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	3,832,000		3,750,562
			8,283,362
Industrial Conglomerates – 1.1%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	28,937,000		23,872,325
Insurance – 1.2%
Assurant Inc, 3.7000%, 2/22/30	5,362,000		5,239,530
Athene Holding Ltd, 6.1500%, 4/3/30	10,794,000		10,773,276
Brown & Brown Inc, 4.5000%, 3/15/29	3,538,000		3,812,913
HUB International Ltd, 7.0000%, 5/1/26 (144A)	1,804,000		1,785,960
Magellan Health Inc, 4.9000%, 9/22/24	5,325,000		4,899,000
			26,510,679
Real Estate Investment Trusts (REITs) – 0.5%
American Homes 4 Rent LP, 4.2500%, 2/15/28	2,350,000		2,330,879
Easy Tactic Ltd, 8.7500%, 1/10/21	3,730,000		3,562,192
EPR Properties, 3.7500%, 8/15/29	7,830,000		5,860,495
			11,753,566
Technology – 1.3%
Alliance Data Systems Corp, 4.7500%, 12/15/24 (144A)	5,086,000		3,865,360
Dell International LLC / EMC Corp, 5.3000%, 10/1/29 (144A)	7,233,000		7,035,404
Entegris Inc, 4.6250%, 2/10/26 (144A)	930,000		883,500
NVIDIA Corp, 2.8500%, 4/1/30	5,935,000		6,168,483
Oracle Corp, 3.6000%, 4/1/50	9,999,000		9,958,689
			27,911,436
Transportation – 1.0%
Autostrade per l'Italia SpA, 4.3750%, 9/16/25	5,823,000	EUR	6,195,705
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	5,580,000		5,175,450
StorCentric Inc, 5.8750%, 2/19/23 (144A)	6,000,000		6,000,000
Watco Cos LLC / Watco Finance Corp, 6.3750%, 4/1/23 (144A)	3,788,000		3,693,300
			21,064,455
Total Corporate Bonds (cost $1,029,515,791)			917,799,324
Mortgage-Backed Securities – 29.4%
Fannie Mae:
3.5000%, 7/25/33	8,221,000		8,652,685
3.0000%, 11/25/33	2,419,000		2,532,790
2.5000%, 8/25/34	210,177,000		218,132,199
3.5000%, 8/25/48	14,051,000		14,864,974
4.0000%, 8/25/48	37,919,153		40,477,558
4.5000%, 9/25/48	31,395,000		33,767,520
			318,427,726
Fannie Mae Pool:
2.5000%, 9/1/34	9,783		10,186

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
2.5000%, 9/1/34	$7,582	$7,894
3.0000%, 10/1/34	381,917	401,047
6.0000%, 2/1/37	1,162	1,369
3.0000%, 9/1/42	2,285,984	2,421,235
3.5000%, 10/1/42	10,075	10,788
3.5000%, 12/1/42	22,527	24,122
3.0000%, 1/1/43	2,905,625	3,077,538
3.0000%, 2/1/43	1,171,896	1,241,231
3.0000%, 2/1/43	93,166	98,537
3.5000%, 2/1/43	51,478	54,975
3.0000%, 3/1/43	2,979,862	3,151,634
3.0000%, 3/1/43	1,043,046	1,103,172
3.5000%, 4/1/43	315,492	336,927
3.0000%, 5/1/43	11,545,003	12,148,793
3.0000%, 5/1/43	862,125	911,821
3.0000%, 5/1/43	3,239	3,425
3.5000%, 11/1/43	251,412	269,209
3.5000%, 4/1/44	19,303	20,717
5.0000%, 7/1/44	13,274	14,639
4.5000%, 10/1/44	6,937	7,604
3.5000%, 2/1/45	68,658	73,322
3.5000%, 2/1/45	67,224	71,791
4.5000%, 3/1/45	10,802	11,839
3.0000%, 7/1/45	4,570,323	4,833,776
3.5000%, 12/1/45	6,846	7,346
4.5000%, 2/1/46	18,894	20,818
3.5000%, 7/1/46	198,199	211,340
3.5000%, 7/1/46	26,828	28,698
3.5000%, 8/1/46	51,228	54,531
3.0000%, 9/1/46	2,003,381	2,121,912
3.0000%, 11/1/46	356,139	374,138
3.0000%, 1/1/47	182,894	192,137
3.5000%, 1/1/47	218,712	234,585
3.0000%, 2/1/47	22,989	24,345
4.0000%, 5/1/47	1,722,860	1,874,142
4.5000%, 5/1/47	3,487	3,789
4.5000%, 5/1/47	2,919	3,165
4.5000%, 5/1/47	2,593	2,809
4.5000%, 5/1/47	2,217	2,401
4.5000%, 5/1/47	2,174	2,363
4.5000%, 5/1/47	1,782	1,932
4.0000%, 6/1/47	2,931	3,146
4.0000%, 6/1/47	1,636	1,754
4.5000%, 6/1/47	10,364	11,224
4.0000%, 7/1/47	2,657	2,852
4.0000%, 7/1/47	2,397	2,572
4.5000%, 7/1/47	7,477	8,097
4.5000%, 7/1/47	5,325	5,767
4.5000%, 7/1/47	4,643	5,028
3.5000%, 8/1/47	8,457	8,978
3.5000%, 8/1/47	6,317	6,723
4.0000%, 8/1/47	4,677	5,020
4.0000%, 8/1/47	2,677	2,873
4.5000%, 8/1/47	7,619	8,251
4.5000%, 8/1/47	982	1,063
4.5000%, 9/1/47	387,662	419,808
4.5000%, 9/1/47	5,487	5,941
4.5000%, 9/1/47	4,497	4,870
4.0000%, 10/1/47	410,745	442,162
4.0000%, 10/1/47	6,373	6,839
4.0000%, 10/1/47	5,517	5,939
4.0000%, 10/1/47	3,507	3,775
4.0000%, 10/1/47	3,040	3,263
3.5000%, 11/1/47	1,008,304	1,080,982
4.0000%, 11/1/47	2,123	2,278
4.5000%, 11/1/47	5,976	6,471
3.5000%, 12/1/47	232,290	247,216
3.5000%, 12/1/47	5,065	5,375
3.5000%, 1/1/48	8,319	8,854
3.5000%, 1/1/48	7,841	8,339
4.0000%, 1/1/48	208,882	223,282
4.0000%, 1/1/48	28,940	31,139
3.0000%, 2/1/48	73,640	77,852
3.5000%, 2/1/48	56,457	59,870

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.5000%, 3/1/48	$4,844,353	$5,153,079
3.5000%, 3/1/48	5,244	5,578
4.0000%, 3/1/48	11,369	12,223
4.5000%, 3/1/48	8,600	9,307
4.5000%, 4/1/48	8,284	8,965
3.0000%, 5/1/48	39,024	41,065
4.0000%, 5/1/48	28,115	30,063
4.5000%, 5/1/48	5,693	6,162
4.5000%, 5/1/48	5,587	6,047
4.5000%, 6/1/48	6,035	6,531
4.5000%, 1/1/49	1,989,814	2,140,766
3.0000%, 9/1/49	4,130,283	4,345,316
3.0000%, 9/1/49	2,485,605	2,615,189
3.0000%, 9/1/49	1,765,965	1,855,770
3.0000%, 9/1/49	646,356	681,320
3.0000%, 12/1/49	1,484,165	1,558,299
2.5000%, 1/1/50	1,363,751	1,417,532
3.0000%, 1/1/50	6,381,097	6,700,806
3.0000%, 1/1/50	3,041,028	3,194,929
3.5000%, 1/1/50	1,907,415	2,029,435
3.0000%, 2/1/57	8,123,403	8,723,747
3.5000%, 2/1/57	14,934,798	16,348,012
3.0000%, 6/1/57	36,132	38,793
		95,114,579
Freddie Mac Gold Pool:
6.0000%, 4/1/40	26,871	31,735
3.0000%, 6/1/43	1,152,712	1,207,702
4.5000%, 5/1/44	6,603	7,241
3.5000%, 9/1/47	30,547	32,570
3.5000%, 9/1/47	22,724	24,131
3.5000%, 9/1/47	12,808	13,587
3.5000%, 12/1/47	94,605	101,192
3.5000%, 3/1/48	242,580	258,570
3.5000%, 4/1/48	71,052	75,737
3.5000%, 8/1/48	954,243	1,017,142
3.5000%, 11/1/48	1,172,717	1,250,453
4.5000%, 12/1/48	1,382,331	1,494,668
4.0000%, 6/1/49	2,650,859	2,829,173
		8,343,901
Freddie Mac Pool:
3.0000%, 5/1/31	5,327,097	5,596,028
3.0000%, 9/1/32	469,352	493,096
3.0000%, 1/1/33	242,395	254,657
2.5000%, 7/1/34	36,628	38,052
2.5000%, 9/1/34	21,479	22,363
2.5000%, 10/1/34	140,920	146,570
3.0000%, 10/1/34	683,737	718,962
3.0000%, 10/1/34	298,039	312,968
3.0000%, 2/1/43	8,147	8,629
3.5000%, 2/1/43	9,558	10,207
3.0000%, 3/1/43	198,225	209,920
3.0000%, 3/1/43	5,621	5,945
3.0000%, 11/1/43	9,113,934	9,653,115
3.5000%, 2/1/44	25,167	26,877
3.5000%, 12/1/44	504,551	538,831
3.0000%, 1/1/45	7,841	8,290
3.5000%, 7/1/46	7,096	7,572
3.0000%, 10/1/46	35,010	36,882
3.5000%, 11/1/46	115,234	122,657
4.0000%, 3/1/47	16,827	18,113
3.5000%, 11/1/47	537,796	575,041
3.5000%, 11/1/47	208,199	221,571
3.5000%, 12/1/47	541,270	578,755
3.5000%, 12/1/47	7,750	8,248
3.5000%, 2/1/48	7,434	7,909
3.5000%, 2/1/48	7,409	7,874
3.5000%, 3/1/48	555,866	594,363
4.0000%, 4/1/48	4,528	4,862
4.5000%, 1/1/49	2,256,997	2,428,219
4.5000%, 4/1/49	4,528,019	4,901,835
4.0000%, 5/1/49	11,586,332	12,451,768
4.0000%, 5/1/49	1,283,666	1,374,402
3.5000%, 6/1/49	9,049,162	9,624,358
3.5000%, 6/1/49	1,655,285	1,750,843

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
4.5000%, 6/1/49	$2,860,746	$3,076,513
3.5000%, 7/1/49	10,455,915	11,113,994
3.5000%, 7/1/49	10,227,982	10,878,107
3.5000%, 7/1/49	8,873,000	9,403,724
3.5000%, 8/1/49	9,276,187	9,860,015
3.5000%, 8/1/49	7,128,763	7,559,614
3.5000%, 8/1/49	6,702,181	7,128,194
3.0000%, 9/1/49	400,765	420,783
3.5000%, 9/1/49	8,610,386	9,160,394
3.0000%, 10/1/49	1,464,473	1,539,647
3.0000%, 10/1/49	951,260	998,312
3.0000%, 10/1/49	510,389	535,635
3.0000%, 10/1/49	276,141	289,934
3.0000%, 10/1/49	206,409	216,719
3.0000%, 10/1/49	146,462	153,778
3.0000%, 11/1/49	1,554,105	1,630,975
3.0000%, 11/1/49	429,763	451,020
3.0000%, 11/1/49	74,201	77,838
3.0000%, 12/1/49	3,376,039	3,543,027
3.0000%, 12/1/49	2,044,523	2,145,651
3.0000%, 12/1/49	831,281	872,399
2.5000%, 1/1/50	636,228	661,318
3.0000%, 1/1/50	5,756,933	6,044,491
3.0000%, 1/1/50	570,802	599,492
3.5000%, 1/1/50	1,261,748	1,342,464
3.0000%, 2/1/50	804,209	843,623
3.0000%, 2/1/50	510,212	535,856
3.0000%, 3/1/50	2,452,950	2,583,857
3.0000%, 3/1/50	2,403,541	2,526,140
3.0000%, 3/1/50	1,703,468	1,788,682
		150,741,978
Ginnie Mae:
4.5000%, 7/20/48	3,093,000	3,279,322
3.5000%, 5/20/49	43,701,243	46,111,804
3.0000%, 7/20/49	5,205,000	5,505,849
4.0000%, 9/20/49	4,294,000	4,562,804
		59,459,779
Ginnie Mae I Pool:
4.5000%, 8/15/46	26,019	28,986
4.0000%, 7/15/47	11,204	12,065
4.0000%, 8/15/47	2,106	2,267
4.0000%, 11/15/47	6,375	6,865
4.0000%, 12/15/47	8,631	9,294
		59,477
Ginnie Mae II Pool:
4.5000%, 2/20/48	454,849	483,169
4.5000%, 5/20/48	18,109	19,249
4.5000%, 5/20/48	4,383	4,659
5.0000%, 4/20/49	6,623,426	7,039,610
		7,546,687
Total Mortgage-Backed Securities (cost $623,098,862)		639,694,127
Preferred Stocks – 0.9%
Banks – 0%
Citigroup Capital XIII, 8.1395%, 10/30/40	36,600	936,960
Consumer Finance – 0.4%
Synchrony Financial, 5.6250%µ	470,500	8,026,730
Electric Utilities – 0.5%
NextEra Energy Inc, 5.2790%, 3/1/23	249,951	10,988,959
Specialty Retail – 0%
Quiksilver Inc Bankruptcy Equity Certificate*,¢,§	542	25,219
Total Preferred Stocks (cost $24,931,927)		19,977,868
Investment Companies – 7.0%
Money Markets – 7.0%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $151,576,000)	151,545,691	151,576,000
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº,£	8,820,176	8,820,176

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 0.0100%, 4/1/20	$2,100,901	$2,100,901
Total Investments Purchased with Cash Collateral from Securities Lending (cost $10,921,077)		10,921,077
Total Investments (total cost $2,819,822,318) – 117.8%		2,560,740,494
Liabilities, net of Cash, Receivables and Other Assets – (17.8)%		(387,743,042)
Net Assets – 100%		$2,172,997,452

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,177,124,500	85.0%
Cayman Islands	143,602,031	5.6
United Kingdom	35,648,510	1.4
Luxembourg	27,556,389	1.1
Germany	26,131,214	1.0
Canada	22,990,563	0.9
Zambia	13,310,948	0.5
Netherlands	13,031,190	0.5
Brazil	13,026,395	0.5
Israel	11,953,319	0.5
Czech Republic	10,954,715	0.4
South Africa	10,796,241	0.4
China	10,653,674	0.4
Panama	10,493,000	0.4
France	7,361,200	0.3
Italy	6,195,705	0.2
Ireland	4,347,802	0.2
Spain	4,195,549	0.2
South Korea	3,747,900	0.2
Switzerland	3,421,989	0.1
Australia	2,701,410	0.1
Bermuda	1,496,250	0.1

Total	$2,560,740,494	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 7.0%
Money Markets - 7.0%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$2,055,777	$47,189	$2,848	$151,576,000
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	77,224∆	-	-	8,820,176
Total Affiliated Investments - 7.4%	$2,133,001	$47,189	$2,848	$160,396,176

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 7.0%
Money Markets - 7.0%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	125,698,916	1,525,401,466	(1,499,574,419)	151,576,000
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	8,954,508	62,055,709	(62,190,041)	8,820,176

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	4/28/20	(11,100)	$14,426	$634
British Pound	4/28/20	(20,200)	25,050	(49)
Euro	4/28/20	(504,000)	556,969	668
Euro	4/28/20	(43,176,900)	47,192,136	(465,313)

				(464,060)
Barclays Capital, Inc.:
British Pound	4/28/20	(140,600)	182,711	8,013
Euro	4/28/20	(8,462,400)	9,249,060	(91,500)

				(83,487)
BNP Paribas:
Euro	4/28/20	(718,000)	784,824	(7,684)
Citibank, National Association:
British Pound	4/28/20	(136,000)	176,704	7,721
British Pound	4/28/20	(28,300)	33,778	(1,385)
Euro	4/28/20	9,541,300	(10,268,695)	262,725
Euro	4/28/20	2,700,800	(2,994,165)	(13,098)

				255,963
HSBC Securities (USA), Inc.:
British Pound	4/28/20	(870,000)	1,130,191	49,198
Euro	4/28/20	15,000	(16,390)	166

				49,364
JPMorgan Chase Bank, National Association:
British Pound	4/28/20	708,600	(920,637)	(40,187)
Euro	4/28/20	(28,911,800)	31,595,391	(316,642)

				(356,829)
Total				$(606,733)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
2-Year US Treasury Note	52	7/6/20	$11,459,906	$154,375	$(1,625)
5-Year US Treasury Note	4,157	7/6/20	521,118,922	4,545,809	(194,859)

90 Day Euro	75	6/15/20	18,651,563	504,375	6,563
90 Day Euro	75	9/14/20	18,683,438	535,313	4,688
US Treasury Long Bond	190	6/30/20	34,021,875	2,281,484	(314,688)
Total - Futures Purchased				8,021,356	(499,921)
Futures Sold:
10-Year US Treasury Note	80	6/30/20	(11,095,000)	(317,227)	11,250
Ultra 10-Year Treasury Note	171	6/30/20	(26,681,344)	(1,362,656)	56,109
Total - Futures Sold				(1,679,883)	67,359
Total				$6,341,473	$(432,562)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
1.66% Fixed Rate	ICE LIBOR USD 3 Month	Semiannual	8/23/49	22,000,000	USD	$750	$(4,454,834)	$621,987

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2020

Market Value(a)
Credit default swaps, buy protection	$ (2,006,097)
Forward foreign currency exchange contracts, purchased	1,588,971
Forward foreign currency exchange contracts, sold	76,758,145
Futures contracts, purchased	345,470,994
Futures contracts, sold	45,658,243
Interest rate swaps, pay fixed rate/receive floating rate	(290,330)

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $1,087,794,512, which represents 50.1% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

#	Loaned security; a portion of the security is on loan at March 31, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2020)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Quiksilver Inc Bankruptcy Equity Certificate	5/27/16	$10,390	$25,219	0.0%

The Fund has registration rights for certain restricted securities held as of March 31, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$649,382,897	$-
Bank Loans and Mezzanine Loans	-	171,389,201	-
Corporate Bonds	-	917,799,324	-
Mortgage-Backed Securities	-	639,694,127	-
Preferred Stocks	-	19,952,649	25,219
Investment Companies	-	151,576,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	10,921,077	-
Total Investments in Securities	$-	$2,560,715,275	$25,219
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	329,125	-
Variation Margin Receivable	78,610	621,987	-
Total Assets	$78,610	$2,561,666,387	$25,219
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$935,858	$-
Variation Margin Payable	511,172	-	-
Total Liabilities	$511,172	$935,858	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2020.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.